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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC 20549

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                                   FORM N-PX

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         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANY

                 INVESTMENT COMPANY ACT FILE NUMBER 811-22121

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                         PIMCO INCOME OPPORTUNITY FUND
              (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

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                       1633 BROADWAY, NEW YORK, NY 10019
              (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                              WILLIAM G. GALIPEAU
                           650 NEWPORT CENTER DRIVE
                            NEWPORT BEACH, CA 92660
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

      REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-844-337-4626

                      DATE OF FISCAL YEAR END: OCTOBER 31

            DATE OF REPORTING PERIOD: JULY 1, 2014 TO JUNE 30, 2015

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******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-22121
Reporting Period: 07/01/2014 - 06/30/2015
PIMCO Income Opportunity Fund









======================== PIMCO Income Opportunity Fund =========================


EMF NL 2008-2 BV

Ticker:                      Security ID:  N3044TAA1
Meeting Date: JUL 30, 2014   Meeting Type: Bondholder
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Extraordinary Resolution as     For       For          Management
      per Meeting Notice


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EMF-NL 2008-1 B.V.

Ticker:                      Security ID:  N3044TAF0
Meeting Date: JUL 30, 2014   Meeting Type: Bondholder
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Extraordinary Resolution as     For       For          Management
      per Meeting Notice


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OGX PETROLEO E GAS SA

Ticker:                      Security ID:  ADPV28048
Meeting Date: JUN 30, 2015   Meeting Type: Debenture Holder
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Release Assets From Pledging Re:        For       Did Not Vote Management
      Exploration Rights of Oil Blocks
      POT-M-762, POT-M-475, CE-M-603, and
      CEM-M-661
2     Release Assets From Pledging Re:        For       Did Not Vote Management
      Present and Future Oil Production of
      Blocks POT-M-762, POT-M-475, CE-M-603,
      and CEM-M-661
3     Release Assets From Pledging Re:        For       Did Not Vote Management
      Credit Rights Related to the Oil
      Production of Blocks POT-M-762,
      POT-M-475, CE-M-603, and CEM-M-661


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OGX PETROLEO E GAS SA

Ticker:                      Security ID:  ADPV28049
Meeting Date: JUN 30, 2015   Meeting Type: Debenture Holder
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Release Assets From Pledging Re:        For       Did Not Vote Management
      Exploration Rights of Oil Blocks
      POT-M-762, POT-M-475, CE-M-603, and
      CEM-M-661
2     Release Assets From Pledging Re:        For       Did Not Vote Management
      Present and Future Oil Production of
      Blocks POT-M-762, POT-M-475, CE-M-603,
      and CEM-M-661
3     Release Assets From Pledging Re:        For       Did Not Vote Management
      Credit Rights Related to the Oil
      Production of Blocks POT-M-762,
      POT-M-475, CE-M-603, and CEM-M-661


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OLEO E GAS PARTICIPACOES SA

Ticker:       OGXP3          Security ID:  ADPV28048
Meeting Date: MAY 04, 2015   Meeting Type: Debenture Holder
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Deliberate Regarding Trustees'          For       For          Management
      Measures to Resolve Issues Concerning
      Maturity of Debentures and Issuer's
      Breach of Certain Monetary and
      Nonmonetary Obligations


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OLEO E GAS PARTICIPACOES SA

Ticker:       OGXP3          Security ID:  ADPV28049
Meeting Date: MAY 04, 2015   Meeting Type: Debenture Holder
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Deliberate Regarding Trustees'          For       For          Management
      Measures to Resolve Issues Concerning
      Maturity of Debentures and Issuer's
      Breach of Certain Monetary and
      Nonmonetary Obligations


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TRIBUNE COMPANY

Ticker:       TRBAA          Security ID:  896047503
Meeting Date: JUL 14, 2014   Meeting Type: Annual
Record Date:  JUN 09, 2014

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Craig A. Jacobson        For       Against      Management
1.2   Elect Director Laura R. Walker          For       For          Management
2     Amend Certificate of Incorporation      For       Against      Management
3     Ratify Auditors                         For       Against      Management


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TRIBUNE MEDIA COMPANY

Ticker:       TRCO           Security ID:  896047503
Meeting Date: MAY 20, 2015   Meeting Type: Annual
Record Date:  APR 15, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Michael Kreger           For       For          Management
1.2   Elect Director Peter Liguori            For       For          Management
2     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
3     Advisory Vote on Say on Pay Frequency   One Year  One Year     Management
4     Ratify PricewaterhouseCoopers LLP as    For       For          Management
      Auditors


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TRIBUNE PUBLISHING COMPANY

Ticker:       TPUB           Security ID:  896082104
Meeting Date: MAY 27, 2015   Meeting Type: Annual
Record Date:  MAR 31, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director David E. Dibble          For       For          Management
1.2   Elect Director Philip G. Franklin       For       For          Management
1.3   Elect Director John H. Griffin, Jr.     For       For          Management
1.4   Elect Director Eddy W. Hartenstein      For       For          Management
1.5   Elect Director Renetta McCann           For       For          Management
1.6   Elect Director Ellen Taus               For       For          Management
2     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
3     Advisory Vote on Say on Pay Frequency   One Year  One Year     Management
4     Ratify PricewaterhouseCoopers LLP as    For       For          Management
      Auditors

========== END NPX REPORT

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                                  SIGNATURES

   Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Income Opportunity Fund

By:  /s/ Peter G. Strelow
     Peter G. Strelow,
     President, Principal Executive Officer

Date: August 25, 2015